December 19, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:  Filing Desk, Stop 1-4

                   Re: Van Kampen Focus Portfolios, Series 309
                     (File No. 333-69604) (CIK No. 1123079)


Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 18, 2001.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.